UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-21949

DWS High Income Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  12/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2011 (Unaudited)

DWS High Income Opportunities Fund, Inc.
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 127.4%
Consumer Discretionary 30.0%
AMC Entertainment, Inc., 8.0%, 3/1/2014		2,255,000	2,226,812
AMC Networks, Inc., 144A, 7.75%, 7/15/2021		165,000	179,438
American Achievement Corp., 144A, 10.875%, 4/15/2016		255,000	196,350
AutoNation, Inc., 6.75%, 4/15/2018		1,040,000	1,092,000
Avis Budget Car Rental LLC, 8.25%, 1/15/2019		700,000	694,750
Beazer Homes U.S.A., Inc., 9.125%, 6/15/2018		125,000	85,938
Cablevision Systems Corp., 7.75%, 4/15/2018		7,250,000	7,685,000
Caesar's Entertainment Operating Co., Inc.:
10.0%, 12/15/2018		1,710,000	1,171,350
11.25%, 6/1/2017		3,900,000	4,138,875
12.75%, 4/15/2018		875,000	695,625
CCH II LLC, 13.5%, 11/30/2016		478,517	552,687
CCO Holdings LLC:
7.0%, 1/15/2019		235,000	244,988
7.25%, 10/30/2017		1,110,000	1,169,662
7.375%, 6/1/2020		100,000	105,500
7.875%, 4/30/2018		6,300,000	6,717,375
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		2,940,000	3,116,400
Clear Channel Communications, Inc., 9.0%, 3/1/2021		135,000	113,738
Crown Media Holdings, Inc., 10.5%, 7/15/2019		275,000	289,438
Cumulus Media, Inc., 144A, 7.75%, 5/1/2019		130,000	115,375
DineEquity, Inc., 9.5%, 10/30/2018		1,115,000	1,197,231
DISH DBS Corp.:
6.75%, 6/1/2021		145,000	156,238
7.125%, 2/1/2016		2,500,000	2,693,750
EH Holding Corp., 144A, 7.625%, 6/15/2021		435,000	456,750
Gannett Co., Inc., 6.375%, 9/1/2015		1,830,000	1,857,450
Hertz Corp.:
6.75%, 4/15/2019		350,000	350,875
7.5%, 10/15/2018		6,000,000	6,270,000
Jarden Corp., 6.125%, 11/15/2022		250,000	255,625
Kabel BW GmbH, 144A, 7.5%, 3/15/2019		825,000	866,250
Levi Strauss & Co., 7.625%, 5/15/2020		825,000	842,531
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		505,000	507,525
Mediacom Broadband LLC, 8.5%, 10/15/2015		425,000	437,750
MGM Resorts International:
7.5%, 6/1/2016		550,000	526,625
7.625%, 1/15/2017		385,000	366,712
10.0%, 11/1/2016		445,000	467,250
10.375%, 5/15/2014		1,900,000	2,170,750
National CineMedia LLC, 7.875%, 7/15/2021		465,000	460,931
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		390,000	387,075
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		670,000	718,575
Regal Entertainment Group, 9.125%, 8/15/2018		350,000	375,375
Rent-A-Center, Inc., 6.625%, 11/15/2020		500,000	503,750
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		1,015,000	1,111,425
Standard Pacific Corp., 8.375%, 5/15/2018		745,000	707,750
Stoneridge, Inc., 144A, 9.5%, 10/15/2017		5,100,000	5,227,500
Toys "R" Us, Inc., 7.375%, 10/15/2018		2,235,000	2,005,912
Travelport LLC, 9.0%, 3/1/2016		535,000	295,588
UCI International, Inc., 8.625%, 2/15/2019		235,000	227,950
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	1,595,000	2,131,420
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		1,830,000	1,932,937
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		110,000	106,150
144A, 8.5%, 5/15/2021		135,000	122,850
UPC Holding BV:
144A, 8.375%, 8/15/2020		580,000	707,502
144A, 9.75%, 4/15/2018		795,000	1,046,935
Valassis Communications, Inc., 6.625%, 2/1/2021		105,000	97,650
Visant Corp., 10.0%, 10/1/2017		1,220,000	1,116,300
Visteon Corp., 144A, 6.75%, 4/15/2019		820,000	817,950
Wynn Las Vegas LLC, 7.75%, 8/15/2020		1,910,000	2,120,100
XM Satellite Radio, Inc., 144A, 7.625%, 11/1/2018		3,000,000	3,150,000
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		320,000	329,600

			75,715,838
Consumer Staples 2.9%
Alliance One International, Inc., 10.0%, 7/15/2016		500,000	450,000
American Rock Salt Co., LLC, 144A, 8.25%, 5/1/2018		315,000	302,400
B&G Foods, Inc., 7.625%, 1/15/2018		110,000	116,875
Darling International, Inc., 8.5%, 12/15/2018		785,000	871,350
Del Monte Corp., 7.625%, 2/15/2019		810,000	777,600
NBTY, Inc., 9.0%, 10/1/2018		1,540,000	1,694,000
Rite Aid Corp.:
7.5%, 3/1/2017		65,000	64,919
8.0%, 8/15/2020		965,000	1,066,325
Stater Bros. Holdings, Inc., 7.375%, 11/15/2018		385,000	406,175
Tops Holding Corp., 10.125%, 10/15/2015		1,195,000	1,248,775
U.S. Foodservice, 144A, 8.5%, 6/30/2019		385,000	372,487

			7,370,906
Energy 11.1%
Allis-Chalmers Energy, Inc., 9.0%, 1/15/2014		2,237,000	2,225,815
Alpha Natural Resources, Inc., 6.0%, 6/1/2019		655,000	635,350
Arch Coal, Inc.:
144A, 7.0%, 6/15/2019		220,000	224,400
144A, 7.25%, 6/15/2021		350,000	359,625
8.75%, 8/1/2016		930,000	1,016,025
Bill Barrett Corp., 7.625%, 10/1/2019		105,000	109,725
Chaparral Energy, Inc.:
8.25%, 9/1/2021		795,000	804,937
9.875%, 10/1/2020		4,500,000	4,860,000
Chesapeake Oilfield Operating LLC, 144A, 6.625%, 11/15/2019		400,000	416,000
CONSOL Energy, Inc.:
144A, 6.375%, 3/1/2021		170,000	171,700
8.0%, 4/1/2017		1,775,000	1,943,625
Crestwood Midstream Partners LP, 144A, 7.75%, 4/1/2019		1,735,000	1,687,287
Dresser-Rand Group, Inc., 144A, 6.5%, 5/1/2021		780,000	797,550
Eagle Rock Energy Partners LP, 144A, 8.375%, 6/1/2019		510,000	510,000
Frontier Oil Corp., 6.875%, 11/15/2018		630,000	645,750
Genesis Energy LP, 7.875%, 12/15/2018		440,000	440,000
Inergy LP, 6.875%, 8/1/2021		572,000	574,860
Kodiak Oil & Gas Corp., 144A, 8.125%, 12/1/2019		300,000	310,875
Linn Energy LLC, 144A, 6.5%, 5/15/2019		560,000	555,800
MEG Energy Corp., 144A, 6.5%, 3/15/2021		435,000	444,788
Newfield Exploration Co., 5.75%, 1/30/2022		770,000	831,600
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		300,000	297,750
7.25%, 2/1/2019		230,000	238,050
Offshore Group Investments Ltd., 11.5%, 8/1/2015		30,000	32,438
Peabody Energy Corp.:
144A, 6.0%, 11/15/2018		255,000	260,100
144A, 6.25%, 11/15/2021		295,000	305,325
Plains Exploration & Production Co., 6.75%, 2/1/2022		770,000	806,575
Sabine Pass LNG LP, 7.5%, 11/30/2016		565,000	567,825
SandRidge Energy, Inc.:
7.5%, 3/15/2021		565,000	560,763
144A, 8.0%, 6/1/2018		465,000	469,650
SESI LLC:
6.375%, 5/1/2019		440,000	447,700
144A, 7.125%, 12/15/2021		1,280,000	1,344,000
Swift Energy Co., 144A, 7.875%, 3/1/2022		785,000	775,187
Venoco, Inc., 8.875%, 2/15/2019		560,000	504,000
WPX Energy, Inc.:
144A, 5.25%, 1/15/2017		845,000	849,225
144A, 6.0%, 1/15/2022		620,000	634,725
Xinergy Corp., 144A, 9.25%, 5/15/2019		320,000	270,400

			27,929,425
Financials 17.9%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		450,000	387,000
Ally Financial, Inc., 6.25%, 12/1/2017		7,000,000	6,752,200
Antero Resources Finance Corp.:
144A, 7.25%, 8/1/2019		540,000	553,500
9.375%, 12/1/2017		225,000	243,000
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		971,800	971,800
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		810,000	874,800
DPL, Inc., 144A, 6.5%, 10/15/2016		2,395,000	2,550,675
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		750,000	802,500
E*TRADE Financial Corp.:
6.75%, 6/1/2016		545,000	528,650
7.875%, 12/1/2015		2,000,000	2,010,000
12.5%, 11/30/2017		3,095,000	3,497,350
Felcor Lodging LP, (REIT), 6.75%, 6/1/2019		390,000	374,400
Fibria Overseas Finance Ltd., 144A, 6.75%, 3/3/2021		220,000	200,750
Ford Motor Credit Co., LLC:
5.0%, 5/15/2018		780,000	782,023
5.875%, 8/2/2021		560,000	583,636
6.625%, 8/15/2017		1,000,000	1,088,559
8.7%, 10/1/2014		2,000,000	2,233,208
Fresenius Medical Care U.S. Finance, Inc.:
144A, 5.75%, 2/15/2021		235,000	234,706
144A, 6.5%, 9/15/2018		210,000	219,975
Hexion U.S. Finance Corp., 8.875%, 2/1/2018		4,720,000	4,425,000
International Lease Finance Corp.:
5.75%, 5/15/2016		205,000	190,146
6.25%, 5/15/2019		510,000	471,133
8.75%, 3/15/2017		1,840,000	1,895,200
Level 3 Financing, Inc., 144A, 8.125%, 7/1/2019		375,000	369,375
MPT Operating Partnership LP, (REIT), 6.875%, 5/1/2021		550,000	545,188
NII Capital Corp., 7.625%, 4/1/2021		375,000	372,188
Nuveen Investments, Inc.:
10.5%, 11/15/2015		1,420,000	1,409,350
144A, 10.5%, 11/15/2015		895,000	879,337
Odebrecht Finance Ltd., 144A, 6.0%, 4/5/2023		800,000	802,000
OMEGA Healthcare Investors, Inc., (REIT), 6.75%, 10/15/2022		135,000	135,675
Pinnacle Foods Finance LLC, 9.25%, 4/1/2015		1,950,000	2,001,187
Reynolds Group Issuer, Inc.:
144A, 9.0%, 4/15/2019		2,330,000	2,213,500
144A, 9.25%, 5/15/2018		3,715,000	3,557,112
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		345,000	339,825
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		405,000	410,063
Wind Acquisition Finance SA, 144A, 7.25%, 2/15/2018		400,000	364,000

			45,269,011
Health Care 4.0%
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		455,000	445,900
Community Health Systems, Inc., 8.875%, 7/15/2015		518,000	534,835
HCA Holdings, Inc., 7.75%, 5/15/2021		1,275,000	1,297,313
HCA, Inc.:
6.5%, 2/15/2020		2,155,000	2,235,812
7.5%, 2/15/2022		1,615,000	1,651,337
7.875%, 2/15/2020		2,110,000	2,278,800
STHI Holding Corp., 144A, 8.0%, 3/15/2018		325,000	333,938
Tenet Healthcare Corp., 144A, 6.25%, 11/1/2018		1,200,000	1,221,000

			9,998,935
Industrials 19.4%
Accuride Corp., 9.5%, 8/1/2018		6,000,000	5,790,000
Aguila 3 SA, 144A, 7.875%, 1/31/2018		605,000	586,850
Armored Autogroup, Inc., 144A, 9.25%, 11/1/2018		500,000	386,250
B-Corp Merger Sub, Inc., 144A, 8.25%, 6/1/2019		320,000	300,800
BE Aerospace, Inc., 6.875%, 10/1/2020		8,000,000	8,720,000
Boart Longyear Management Pty Ltd., 144A, 7.0%, 4/1/2021		360,000	365,400
Briggs & Stratton Corp., 6.875%, 12/15/2020		370,000	379,250
Building Materials Corp. of America, 144A, 7.5%, 3/15/2020		6,000,000	6,480,000
Casella Waste Systems, Inc., 7.75%, 2/15/2019		820,000	801,550
Cenveo Corp., 8.875%, 2/1/2018		2,140,000	1,867,150
CHC Helicopter SA, 144A, 9.25%, 10/15/2020		1,560,000	1,404,000
Deluxe Corp., 144A, 7.0%, 3/15/2019		335,000	325,788
Ducommun, Inc., 144A, 9.75%, 7/15/2018		320,000	324,800
DynCorp International, Inc., 10.375%, 7/1/2017		3,000,000	2,610,000
Florida East Coast Railway Corp., 8.125%, 2/1/2017		435,000	429,563
H&E Equipment Services, Inc., 8.375%, 7/15/2016		9,000,000	9,202,500
Heckler & Koch GmbH, 144A, 9.5%, 5/15/2018	EUR	355,000	291,756
Huntington Ingalls Industries, Inc.:
144A, 6.875%, 3/15/2018		335,000	328,300
144A, 7.125%, 3/15/2021		110,000	107,800
Interline Brands, Inc., 7.0%, 11/15/2018		200,000	207,000
Kansas City Southern de Mexico SA de CV:
6.625%, 12/15/2020		3,000,000	3,180,000
8.0%, 2/1/2018		1,220,000	1,335,900
Navios Maritime Holdings, Inc.:
8.125%, 2/15/2019		770,000	573,650
8.875%, 11/1/2017		815,000	776,287
Spirit AeroSystems, Inc., 6.75%, 12/15/2020		955,000	997,975
United Rentals North America, Inc., 10.875%, 6/15/2016		1,145,000	1,270,950

			49,043,519
Information Technology 6.9%
Allen Systems Group, Inc., 144A, 10.5%, 11/15/2016		225,000	195,750
Amkor Technology, Inc.:
6.625%, 6/1/2021		140,000	134,750
7.375%, 5/1/2018		660,000	674,850
Avaya, Inc., 144A, 7.0%, 4/1/2019		1,605,000	1,556,850
CDW LLC:
8.5%, 4/1/2019		2,950,000	2,972,125
11.0%, 10/12/2015		256,000	268,800
CommScope, Inc., 144A, 8.25%, 1/15/2019		940,000	940,000
eAccess Ltd., 144A, 8.25%, 4/1/2018		315,000	299,250
Equinix, Inc.:
7.0%, 7/15/2021		440,000	464,200
8.125%, 3/1/2018		230,000	250,700
Fidelity National Information Services, Inc., 144A, 7.625%, 7/15/2017		105,000	113,138
First Data Corp.:
144A, 7.375%, 6/15/2019		325,000	305,500
144A, 8.25%, 1/15/2021		380,000	340,100
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		1,995,000	2,132,156
Jabil Circuit, Inc., 5.625%, 12/15/2020		3,750,000	3,815,625
Sanmina-SCI Corp., 144A, 7.0%, 5/15/2019		230,000	224,250
Seagate HDD Cayman, 144A, 7.0%, 11/1/2021		550,000	563,750
Sensata Technologies BV, 144A, 6.5%, 5/15/2019		555,000	548,062
SunGard Data Systems, Inc., 10.25%, 8/15/2015		1,600,000	1,658,000

			17,457,856
Materials 11.0%
APERAM:
144A, 7.375%, 4/1/2016		405,000	346,275
144A, 7.75%, 4/1/2018		495,000	410,850
Berry Plastics Corp.:
8.25%, 11/15/2015		1,225,000	1,304,625
9.75%, 1/15/2021		1,290,000	1,286,775
Beverage Packaging Holdings Luxembourg II SA, 144A, 8.0%, 12/15/2016	EUR	1,910,000	2,101,216
Crown Americas LLC, 6.25%, 2/1/2021		105,000	109,725
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		3,345,000	3,244,650
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		435,000	435,000
FMG Resources August 2006 Pty Ltd.:
144A, 7.0%, 11/1/2015		200,000	202,000
144A, 8.25%, 11/1/2019		1,045,000	1,063,287
Huntsman International LLC, 8.625%, 3/15/2020		585,000	620,100
Ineos Finance PLC, 144A, 9.0%, 5/15/2015		3,250,000	3,298,750
JMC Steel Group, 144A, 8.25%, 3/15/2018		325,000	316,875
Koppers, Inc., 7.875%, 12/1/2019		750,000	795,000
Longview Fibre Paper & Packaging, Inc., 144A, 8.0%, 6/1/2016		320,000	320,000
LyondellBasell Industries NV, 144A, 6.0%, 11/15/2021		200,000	207,500
Momentive Performance Materials, Inc., 9.0%, 1/15/2021		380,000	288,800
Nalco Co., 144A, 6.625%, 1/15/2019		289,000	334,518
Novelis, Inc.:
8.375%, 12/15/2017		1,595,000	1,694,687
8.75%, 12/15/2020		1,550,000	1,662,375
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		3,135,000	3,432,825
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		610,000	610,000
Phibro Animal Health Corp., 144A, 9.25%, 7/1/2018		65,000	56,388
Polymer Group, Inc., 144A, 7.75%, 2/1/2019		590,000	610,650
Quadra FNX Mining Ltd., 144A, 7.75%, 6/15/2019		1,180,000	1,334,875
SunCoke Energy, Inc., 144A, 7.625%, 8/1/2019		320,000	320,000
Verso Paper Holdings LLC, 8.75%, 2/1/2019		255,000	155,550
Vulcan Materials Co., 6.5%, 12/1/2016		1,105,000	1,140,912

			27,704,208
Telecommunication Services 18.2%
Cincinnati Bell, Inc., 8.25%, 10/15/2017		5,575,000	5,602,875
CPI International, Inc., 8.0%, 2/15/2018		500,000	416,250
Cricket Communications, Inc.:
7.75%, 10/15/2020		4,500,000	3,937,500
10.0%, 7/15/2015		1,000,000	1,000,000
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		1,170,000	1,175,850
Digicel Ltd., 144A, 8.25%, 9/1/2017		835,000	839,175
Frontier Communications Corp., 8.5%, 4/15/2020		1,900,000	1,945,125
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020		5,000,000	5,075,000
144A, 7.5%, 4/1/2021		1,640,000	1,658,450
8.5%, 11/1/2019		1,100,000	1,166,000
Intelsat Luxembourg SA, 11.5%, 2/4/2017 (PIK)		3,191,718	3,080,008
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		3,000,000	2,797,500
7.875%, 9/1/2018		835,000	846,481
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		2,790,000	2,776,050
Sprint Nextel Corp., 144A, 9.0%, 11/15/2018		1,420,000	1,491,000
Syniverse Holdings, Inc., 9.125%, 1/15/2019		255,000	269,025
Telesat Canada, 11.0%, 11/1/2015		95,000	102,006
West Corp., 7.875%, 1/15/2019		285,000	282,863
Windstream Corp.:
7.75%, 10/15/2020		355,000	366,981
8.125%, 9/1/2018		10,500,000	11,248,125

			46,076,264
Utilities 6.0%
AES Corp.:
7.75%, 10/15/2015		1,930,000	2,098,875
8.0%, 10/15/2017		2,200,000	2,420,000
Calpine Corp., 144A, 7.875%, 7/31/2020		4,545,000	4,897,238
Edison Mission Energy, 7.0%, 5/15/2017		1,995,000	1,296,750
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		1,065,000	473,925
Energy Future Intermediate Holding Co., LLC, 10.0%, 12/1/2020		130,000	137,150
Ferrellgas LP, 6.5%, 5/1/2021		245,000	215,600
IPALCO Enterprises, Inc., 5.0%, 5/1/2018		1,290,000	1,264,200
NRG Energy, Inc.:
7.625%, 1/15/2018		380,000	380,000
8.25%, 9/1/2020		1,820,000	1,829,100
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		130,000	46,150

			15,058,988

Total Corporate Bonds (Cost $324,335,437)			321,624,950
Loan Participations and Assignments 7.8%
Senior Loans *
Clear Channel Communication, Inc., Term Loan B, 3.946%, 1/28/2016		485,068	360,316
Del Monte Foods Co., Term Loan, 4.5%, 3/8/2018		2,019,850	1,923,907
Dunkin' Brands, Inc., Term Loan B2, 4.0%, 11/23/2017		716,992	707,356
First Data Corp.:
Term Loan B3, 3.044%, 9/24/2014		424,306	386,121
Term Loan B, 4.294%, 3/23/2018		3,987,082	3,350,245
Lord & Taylor Ltd., Term Loan B, 5.75%, 12/21/2018		1,150,000	1,148,562
PETCO Animal Supplies, Inc., Term Loan, 4.5%, 11/24/2017		782,100	763,724
Roundy's Supermarkets, Inc., Second Lien Term Loan, 10.0%, 4/18/2016		3,000,000	3,009,375
Sealed Air Corp., Term Loan B, 4.75%, 10/3/2018		770,250	779,012
Syniverse Technologies, Inc., Term Loan B, 5.25%, 12/21/2017		499,950	500,785
Tomkins LLC, Term Loan B, 4.25%, 9/29/2016		4,257,038	4,250,844
Volume Services America, Inc., Term Loan A, 10.0%, 9/16/2015		2,550,000	2,562,750

Total Loan Participations and Assignments (Cost $20,317,315)			19,742,997

	Shares	Value ($)

Cash Equivalents 3.9%
Central Cash Management Fund, 0.07% (b) (Cost $9,788,991)	9,788,991	9,788,991
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $354,441,743) †	139.1	351,156,938
Notes Payable	(40.8)	(103,000,000)
Other Assets and Liabilities, Net	1.7	4,326,551

Net Assets	100.0	252,483,489

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2011.

†
The cost for federal income tax purposes was $377,624,691.  At December 31, 2011, net unrealized depreciation for all securities based on tax cost was $26,467,753.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,524,028 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $32,991,781.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principle.
REIT: Real Estate Investment Trust

As of December 31, 2011, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	4,838,000	USD	6,332,019	1/25/2012	55,701	JPMorgan Chase Securities, Inc.

Currency Abbreviations

EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(c)
Corporate Bonds	$—	$321,624,950	$—	$321,624,950
Loan Participations and Assignments	—	19,742,997	—	19,742,997
Short-Term Investments	9,788,991	—	—	9,788,991
Derivatives(d)	—	55,701	—	55,701
Total	$9,788,991	$341,423,648	$—	$351,212,639

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended December 31, 2011.
(c)	See Investment Portfolio for additional detailed categorizations.
(d)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$55,701

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Opportunities Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 21, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 21, 2012